LEASE OBLIGATIONS (Tables)	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Disclosure of right-of-use assets
Right-of-use assets

	Premises	Rolling stock	Total
	$	$	$
Balance at January 1, 2022	60,297,423	604,939	60,902,362
Additions	6,661,404	478,001	7,139,405
Modifications	(450,567)	(19,446)	(470,013)
Depreciation expense	(4,850,245)	(125,359)	(4,975,604)
Foreign currency translation adjustment	(762,267)	(41,347)	(803,614)
Balance at September 30, 2022	60,895,748	896,788	61,792,536

	Premises	Rolling stock	Total
	$	$	$
Balance at January 1, 2021	7,353,957	144,767	7,498,724
Additions	56,006,523	568,498	56,575,021
Depreciation expense	(3,031,148)	(103,704)	(3,134,852)
Foreign currency translation adjustment	(31,909)	(4,622)	(36,531)
Balance at December 31, 2021	60,297,423	604,939	60,902,362
Depreciation was recognized as follows in the consolidated statements of earnings (loss):

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	$	$	$	$
Cost of sales	335,811	348,555	1,025,664	910,286
Administrative expenses	69,647	63,437	209,311	161,565
Selling expenses	454,354	293,819	1,338,175	723,061
Capitalized to property, plant and equipment	815,937	—	2,402,454	—
	1,675,749	705,811	4,975,604	1,794,912

Disclosure of lease liabilities
Lease liabilities

$
Balance at January 1, 2022	62,209,317
Additions	7,139,405
Lease payments	(3,757,691)
Modifications	(470,013)
Foreign currency translation adjustment	(807,364)
Balance at September 30, 2022	64,313,654
Current portion	5,079,945
Non-current portion	59,233,709

Balance at January 1, 2021	7,719,108
Additions	56,575,021
Lease payments	(2,093,371)
Foreign exchange gain	(42,772)
Foreign currency translation adjustment	51,331
Balance at December 31, 2021	62,209,317
Current portion	4,691,344
Non-current portion	57,517,973